General	12 Months Ended
Dec. 31, 2016
General [Abstract]
General
GENERAL

A.    GENERAL DESCRIPTION

Elbit Systems Ltd. (“Elbit Systems” or the "Company") is an Israeli corporation that is 45.80% owned by the Federmann Group. Elbit Systems’ shares are traded on the Nasdaq National Market in the United States (“Nasdaq”) and on the Tel-Aviv Stock Exchange (“TASE”). Elbit Systems and its subsidiaries (collectively the “Company”) are engaged mainly in the fields of defense, homeland security and commercial aviation. Elbit Systems’ major wholly-owned subsidiaries are the Elbit Systems of America, LLC (“ESA”) companies, Elbit Systems Electro-Optics Elop Ltd. (“Elop”), Elbit Systems Land and C4I Ltd. (“ESLC”), Elbit Systems EW and SIGINT - Elisra Ltd. (“Elisra”) and CYBERBIT Ltd. (“CYBERBIT”).

 B.    SALES TO GOVERNMENTAL AGENCIES

The Company derives a majority of its revenues from direct or indirect sales to governments or governmental agencies. As a result, these sales are subject to the special risks associated with sales to governments or governmental agencies. These risks include, among others, dependence on the resources allocated by governments to defense programs, changes in governmental priorities, changes in governmental regulations and changes in governmental approvals regarding export licenses required for the Company’s products and for its suppliers. As for major customers, refer to Note 22(C).

C.    SALE OF CERTAIN ASSETS

In 2014, the Company's wholly-owned subsidiary, ESA, sold certain assets related to a high-speed machinery product line. As a result of the sale, the Company recorded an operating pre-tax loss of $4,600, which was included in cost of revenues.

D.	ACQUISITIONS AND INVESTMENTS

In the first quarter of 2016, an Israeli subsidiary was deconsolidated following an investment by a third party, which included certain substantial participating rights. As a result, the Company recognized in other operating income a net gain related to the revaluation of the investment of approximately $7,000.

In the second quarter of 2016, the Company invested approximately $13,400 in a U.K. company that is a joint venture held 50% by a wholly-owned U.K. subsidiary of the Company and 50% by Kellogg Brown & Root Limited ("KBR"). The joint venture is engaged in the area of flight training systems.

In the third quarter of 2016, a third party invested in a newly established Israeli subsidiary acting in the area of energy technology solutions for civilian transportation applications. The third party investor holds certain substantial participation rights. As a result, the Company recognized in other operating income a net gain of approximately $10,500 related to valuation of the shares.

In April 2015, the Company completed the acquisition of a 100% interest in an Israeli company for a purchase price of approximately $24,000. Based on a purchase price allocation ("PPA") performed by an independent adviser, the purchase price was attributed mainly to goodwill (approximately $8,300) and to other intangible assets (approximately $9,300). The results of operation of the acquired company were consolidated in the Company's financial statements commencing on the date of acquisition.The effect on consolidated revenues and net income were immaterial. Pro-forma information was not provided due to immateriality.

Note 1 -    GENERAL (Cont.)

D.	ACQUISITIONS AND INVESTMENTS (Cont.)

In 2015, the Company acquired a division from an Israeli based company (the "Seller"), for a total consideration of approximately $154,000, of which approximately $40,000 is contingent consideration, which may become payable on the occurrence of certain future events.

Based on a PPA performed by an independent adviser, the purchase price was attributed to the fair value of assets acquired and liabilities assumed from the seller as follows:

	Fair value	Expected useful lives
Net tangible assets and liabilities assumed (current and non-current)	$(10,287)
Technology	31,997	7.5 years
IPR&D	714	2.5 years
Customer relationships	9,127	8.5 years
Backlog	11,689	5.5 years
Goodwill	111,142
	$154,382

The results of operation of the acquired business were consolidated in the Company's financial statements commencing on the date of acquisition. The effects on consolidated revenues and net income were immaterial. Pro-forma information was not provided due to immateriality.

In December 2016, following certain claims and allegations demanding indemnification pursuant to the asset purchase agreement, the Company signed a settlement agreement with the Seller, in which the parties agreed on certain cash payments and a reduction of up to $4,000 from any contingent consideration payment to Seller (the reduction in the contingent consideration offset general and administrative expenses).

In 2010, the Company acquired a 49% interest in an Israeli company ("Subsidiary B"). On March 30, 2014, the Company, through another wholly-owned Israeli subsidiary, increased its holdings in Subsidiary B to 90% and, as a result, the Company recognized a gain of approximately $6,000, included in "other operating income, net", based on the re-measurement of the fair-value of its previously held 49% equity interest in Subsidiary B. The acquisition was accounted for using the purchase method as a business combination achieved in stages. The results of Subsidiary B were consolidated in the Company's consolidated financial statements commencing on the date of acquisition. Revenues and earnings from the acquisition date through December 31, 2014, were immaterial to the consolidated results of the Company. In 2016, the Company acquired the additional 10% non-controlling interest in Subsidiary B for a consideration of $1,300.

In 2010, a wholly-owned Israeli subsidiary completed an acquisition of a 100% interest in another wholly-owned Israeli subsidiary ("Subsidiary C") and recorded a contingent consideration payable subject to the occurrence of certain future events during a period of four years (the "period"). Following the lapse of the period in 2014, and as a result of the non-occurrence of certain events, the Company de-recognized the contingent consideration of approximately $5,000, recorded in other operating income, net.